Schedule of Investments (unaudited)	iShares® MSCI Turkey ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	4,254,516	$7,743,706
SDT Uzay VE Savunma Teknolojileri A/S, NVS	38,083	351,895
		8,095,601
Air Freight & Logistics — 0.3%
Reysas Tasimacilik ve Lojistik Ticaret AS(a)	517,798	804,257

Automobile Components — 0.7%
Bosch Fren Sistemleri Sanayi ve Ticaret A/S, NVS	13,366	371,240
EGE Endustri VE Ticaret AS	2,676	1,068,797
Kordsa Teknik Tekstil AS(a)	138,324	387,844
		1,827,881
Automobiles — 4.2%
Ford Otomotiv Sanayi AS	222,413	7,526,101
Tofas Turk Otomobil Fabrikasi AS	330,398	3,166,444
		10,692,545
Banks — 18.9%
Akbank TAS	8,667,789	17,767,926
Haci Omer Sabanci Holding AS	2,830,533	8,582,098
Turkiye Is Bankasi AS, Class C	24,251,518	12,124,536
Yapi ve Kredi Bankasi A/S	9,348,711	9,376,780
		47,851,340
Beverages — 3.6%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	739,425	4,552,806
Coca-Cola Icecek A/S	196,171	4,630,949
		9,183,755
Building Products — 0.2%
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S, NVS(a)	239,937	372,676

Capital Markets — 1.0%
Is Yatirim Menkul Degerler AS	1,354,923	1,634,826
Oyak Yatirim Menkul Degerler AS, NVS(a)	311,636	452,869
Verusa Holding A/S	47,198	377,897
		2,465,592
Chemicals — 4.3%
Gubre Fabrikalari TAS(a)	114,152	539,528
Hektas Ticaret TAS(a)(b)	3,665,168	1,665,343
Kimteks Poliuretan Sanayi VE Ticaret AS, NVS	221,297	400,382
Petkim Petrokimya Holding AS(a)	4,039,166	2,554,622
Politeknik Metal Sanayi ve Ticaret A/S, NVS	1,394	700,823
Sasa Polyester Sanayi AS(a)	3,651,705	4,984,041
		10,844,739
Construction & Engineering — 1.3%
Enka Insaat ve Sanayi AS	1	1
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	279,806	521,870
Kontrolmatik Enerji Ve Muhendislik AS, NVS	225,229	1,418,897
Tekfen Holding AS(a)	879,514	1,437,050
		3,377,818
Construction Materials — 2.1%
Akcansa Cimento A/S	74,867	331,082
Baticim Bati Anadolu Cimento Sanayii A/S(a)	167,734	708,330
Cimsa Cimento Sanayi VE Ticaret AS	708,111	680,791
Konya Cimento Sanayii A/S(a)	1,540	430,233
Nuh Cimento Sanayi AS	246,719	1,965,820
Oyak Cimento Fabrikalari AS(a)(b)	689,550	1,297,858
		5,414,114
Consumer Finance — 0.1%
Katilimevim Tasarruf Finansman A/S, NVS	123,552	205,697
Security	Shares	Value

Consumer Staples Distribution & Retail — 10.0%
BIM Birlesik Magazalar A/S	1,267,431	$18,879,749
Migros Ticaret AS(b)	308,115	4,548,662
Sok Marketler Ticaret AS	1,114,856	2,031,380
		25,459,791
Diversified REITs — 0.6%
Is Gayrimenkul Yatirim Ortakligi AS(a)	757,849	391,351
Torunlar Gayrimenkul Yatirim Ortakligi A/S	348,175	514,755
Ziraat Gayrimenkul Yatirim Ortakligi AS	2,462,473	623,580
		1,529,686
Electric Utilities — 1.3%
Can2 Termik AS(a)	1,297,486	670,824
Enerjisa Enerji AS(c)	1,035,133	1,942,811
Izdemir Enerji Elektrik Uretim A/S, NVS(a)	4,311	3,147
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	2,688,341	725,829
		3,342,611
Electrical Equipment — 0.8%
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS(a)	55,469	404,659
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S, NVS(a)	134,668	497,327
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	755,572	762,999
YEO Teknoloji Enerji VE Endustri A/S, NVS(a)	65,614	372,223
		2,037,208
Entertainment — 0.1%
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(a)	327,727	361,257

Financial Services — 0.4%
Turkiye Sinai Kalkinma Bankasi AS(a)	3,040,214	1,042,550

Food Products — 1.4%
Agrotech Yueksek Teknoloji VE Yatirim AS, NVS(a)	426,889	244,423
Kayseri Seker Fabrikasi A/S, NVS	98,409	85,634
Ulker Biskuvi Sanayi AS(a)	726,572	3,077,811
		3,407,868
Gas Utilities — 0.7%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(a)	1,460,833	660,981
Aygaz AS	124,831	724,427
Enerya Enerji A/S, NVS(a)	87,822	483,217
		1,868,625
Health Care Providers & Services — 1.2%
MLP Saglik Hizmetleri AS(a)(c)	324,367	2,720,401
Selcuk Ecza Deposu Ticaret ve Sanayi AS	256,102	387,532
		3,107,933
Hotels, Restaurants & Leisure — 0.4%
Kustur Kusadasi Tur. End. A/S, NVS	1,191	307,145
TAB Gida Sanayi Ve Ticaret A/S, NVS(a)	116,981	653,459
		960,604
Household Durables — 1.0%
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,770,440	1,310,238
Vestel Elektronik Sanayi ve Ticaret AS(a)	510,473	1,325,954
		2,636,192
Independent Power and Renewable Electricity Producers — 0.7%
Akfen Yenilenebilir Enerji A/S, NVS(a)	724,929	607,421
Aksa Enerji Uretim AS, Class B(b)	354,530	512,707
Zorlu Enerji Elektrik Uretim AS(a)	4,361,035	760,601
		1,880,729
Industrial Conglomerates — 10.1%
AG Anadolu Grubu Holding AS	69,368	719,550
Alarko Holding A/S	616,940	2,299,411
Eczacibasi Yatirim Holding Ortakligi A/S(a)	43,211	317,835
Kiler Holding AS(a)	751,728	764,250

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
KOC Holding AS	2,113,767	$15,625,345
Turkiye Sise ve Cam Fabrikalari AS	3,806,487	5,878,385
		25,604,776
Insurance — 1.1%
Anadolu Anonim Turk Sigorta Sirketi(a)	444,797	1,583,273
Turkiye Sigorta A/S	491,652	1,158,058
		2,741,331
Machinery — 0.7%
Jantsa Jant Sanayi Ve Ticaret AS	33,247	34,337
Otokar Otomotiv Ve Savunma Sanayi AS	96,952	1,833,839
		1,868,176
Metals & Mining — 5.2%
Eregli Demir ve Celik Fabrikalari TAS	3,988,128	5,933,321
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	593,406	460,386
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	2,961,996	2,673,065
Kocaer Celik Sanayi Ve Ticaret A/S	327,884	545,401
Koza Altin Isletmeleri AS	3,501,751	2,269,062
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	820,312	1,265,546
		13,146,781
Oil, Gas & Consumable Fuels — 5.8%
Turkiye Petrol Rafinerileri AS	2,680,403	14,698,307

Passenger Airlines — 6.3%
Pegasus Hava Tasimaciligi AS(a)	737,607	4,632,985
Turk Hava Yollari AO(a)	1,194,324	11,221,140
		15,854,125
Personal Care Products — 0.3%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS(a)	381,737	625,502

Pharmaceuticals — 0.2%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	218,569	410,030

Residential REITs — 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	7,713,230	2,117,148

Semiconductors & Semiconductor Equipment — 0.3%
Alfa Solar Enerji Sanayi VE Ticaret A/S, NVS	121,872	286,117
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	371,968	579,482
		865,599
Software — 0.3%
MIA Teknoloji A/S, NVS(a)	555,756	859,593
Security	Shares	Value

Specialty Retail — 1.2%
Dogan Sirketler Grubu Holding AS	4,265,737	$1,875,835
Dogus Otomotiv Servis ve Ticaret AS	123,793	1,164,044
		3,039,879
Technology Hardware, Storage & Peripherals — 0.2%
Reeder Teknoloji Sanayi VE Ticaret AS(a)	413,349	470,775

Textiles, Apparel & Luxury Goods — 2.1%
Aksa Akrilik Kimya Sanayii AS	546,998	2,011,568
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	1,127,988	3,341,266
		5,352,834
Transportation Infrastructure — 2.0%
TAV Havalimanlari Holding AS(a)	660,670	4,935,047

Wireless Telecommunication Services — 4.6%
Turkcell Iletisim Hizmetleri AS	3,759,658	11,620,862

Total Long-Term Investments — 99.7%
(Cost: $219,303,171)		252,981,834

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	764,827	765,057
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	210,000	210,000

Total Short-Term Securities — 0.4%
(Cost: $975,115)		975,057

Total Investments — 100.1%
(Cost: $220,278,286)		253,956,891

Liabilities in Excess of Other Assets — (0.1)%		(317,774)

Net Assets — 100.0%		$253,639,117

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,180,028	$—		$(5,415,064	)(a)	$365	$(272)	$765,057	764,827	$10,254	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	90,000	(a)	—		—	—	210,000	210,000	6,582		—
						$365	$(272)	$975,057		$16,836		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	9	06/21/24	$475	$539

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$187,425,487	$65,556,347	$—	$252,981,834

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$975,057	$—	$—	$975,057
	$188,400,544	$65,556,347	$—	$253,956,891
Derivative Financial Instruments(a)
Assets
Equity Contracts	$539	$—	$—	$539

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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